Inventories	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Inventories

NOTE 5. INVENTORIES

December 31 (In millions)	2014	2013

GE
Raw materials and work in process	$9,820	$9,760
Finished goods	7,126	7,161
Unbilled shipments	755	609
	17,701	17,530
Less revaluation to LIFO	(62)	(273)
Total GE	17,639	17,257

GECC
Finished goods	50	68
Total consolidated	$17,689	$17,325